Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense - 2.5%
BWX Technologies, Inc.	17,131	$ 923,704
Curtiss-Wright Corp.	19,026	1,974,709
Huntington Ingalls Industries, Inc.	8,489	1,335,574
Lockheed Martin Corp.	9,898	3,185,374
Northrop Grumman Corp.	2,646	758,370
Raytheon Technologies Corp.	7,844	523,430

		8,701,161

Air Freight & Logistics - 1.5%
FedEx Corp.	9,831	2,313,628
United Parcel Service, Inc., Class B	19,087	2,958,485

		5,272,113

Automobiles - 1.3%
Ford Motor Co. (A)	202,855	2,136,063
General Motors Co. (A)	51,241	2,596,894

		4,732,957

Banks - 6.4%
Bank of America Corp.	45,739	1,356,161
Fifth Third Bancorp	45,781	1,324,444
JPMorgan Chase & Co.	69,805	8,981,809
PNC Financial Services Group, Inc.	16,595	2,381,714
Prosperity Bancshares, Inc.	14,468	975,722
SVB Financial Group (A)	6,797	2,975,591
US Bancorp	103,064	4,416,293

		22,411,734

Beverages - 1.6%
Coca-Cola Co.	30,782	1,482,153
PepsiCo, Inc.	31,713	4,331,045

		5,813,198

Biotechnology - 3.3%
AbbVie, Inc.	7,745	793,708
Alexion Pharmaceuticals, Inc. (A)	7,004	1,073,923
Amgen, Inc.	15,881	3,834,150
Biogen, Inc. (A)	4,920	1,390,441
Gilead Sciences, Inc.	41,653	2,732,437
Seagen, Inc. (A)	6,178	1,014,860
Vertex Pharmaceuticals, Inc. (A)	2,803	642,111

		11,481,630

Building Products - 0.2%
A.O. Smith Corp.	12,467	676,958

Capital Markets - 4.6%
Ameriprise Financial, Inc.	6,038	1,194,739
BlackRock, Inc.	5,295	3,713,172
LPL Financial Holdings, Inc.	11,244	1,218,175
Northern Trust Corp.	16,751	1,494,022
Raymond James Financial, Inc.	23,510	2,349,354
S&P Global, Inc.	4,100	1,299,700
SEI Investments Co.	26,840	1,418,494
T. Rowe Price Group, Inc.	21,570	3,375,273

		16,062,929

Chemicals - 1.5%
Dow, Inc.	66,290	3,440,451

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	2,116	$ 829,874
Valvoline, Inc.	46,806	1,111,174

		5,381,499

Communications Equipment - 1.9%
Cisco Systems, Inc.	147,072	6,556,470

Consumer Finance - 0.5%
Ally Financial, Inc.	49,547	1,874,858

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	82,212	1,287,440
International Paper Co.	48,186	2,424,238

		3,711,678

Distributors - 0.2%
Pool Corp.	2,278	806,822

Diversified Consumer Services - 0.7%
Service Corp. International	48,206	2,431,029

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B (A)	28,673	6,533,716

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	79,212	2,267,840
Verizon Communications, Inc.	110,443	6,046,754

		8,314,594

Electric Utilities - 2.3%
Evergy, Inc.	53,259	2,861,606
Hawaiian Electric Industries, Inc.	42,460	1,403,727
NRG Energy, Inc.	33,392	1,382,763
Pinnacle West Capital Corp.	33,971	2,556,318

		8,204,414

Energy Equipment & Services - 0.4%
TechnipFMC PLC	125,453	1,341,093

Equity Real Estate Investment Trusts - 1.8%
Brandywine Realty Trust	72,789	800,679
Corporate Office Properties Trust	53,740	1,411,750
CubeSmart	22,434	781,600
Gaming & Leisure Properties, Inc.	232	9,542
Invitation Homes, Inc.	35,635	1,050,520
Public Storage	5,987	1,362,761
WP Carey, Inc.	16,204	1,075,946

		6,492,798

Food & Staples Retailing - 1.5%
Kroger Co.	25,552	881,544
Walmart, Inc.	30,301	4,256,987

		5,138,531

Food Products - 1.3%
Campbell Soup Co.	19,030	915,533
Conagra Brands, Inc.	27,388	947,625
Hershey Co.	17,613	2,561,635

		4,424,793

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	8,409	1,039,268
Hill-Rom Holdings, Inc.	9,241	887,506
Hologic, Inc. (A)	9,822	783,108
Medtronic PLC	14,075	1,566,970

		4,276,852

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (A)	19,942	$ 1,010,661
Anthem, Inc.	3,467	1,029,630
Cardinal Health, Inc.	26,013	1,397,678
Chemed Corp.	1,413	731,793
CVS Health Corp.	64,560	4,625,724
Humana, Inc.	6,567	2,515,883
McKesson Corp.	3,386	590,755
Quest Diagnostics, Inc.	16,088	2,077,765
UnitedHealth Group, Inc.	9,850	3,285,763

		17,265,652

Household Durables - 1.0%
Lennar Corp., Class A	9,702	806,722
Newell Brands, Inc.	32,015	769,000
PulteGroup, Inc.	47,672	2,073,732

		3,649,454

Household Products - 4.0%
Clorox Co.	9,917	2,077,215
Kimberly-Clark Corp.	33,110	4,373,831
Procter & Gamble Co.	58,659	7,520,670

		13,971,716

Independent Power & Renewable Electricity Producers - 0.6%
Vistra Corp.	109,968	2,196,061

Industrial Conglomerates - 1.0%
3M Co.	16,846	2,959,168
General Electric Co.	65,507	699,615

		3,658,783

Insurance - 5.3%
Aflac, Inc.	92,462	4,177,433
Allstate Corp.	8,935	957,653
Cincinnati Financial Corp.	12,235	1,028,841
Fidelity National Financial, Inc.	38,496	1,397,405
Hartford Financial Services Group, Inc.	15,057	723,037
Loews Corp.	33,486	1,516,581
Markel Corp. (A)	1,930	1,871,096
MetLife, Inc.	41,696	2,007,663
Old Republic International Corp.	84,374	1,527,169
Progressive Corp.	40,830	3,559,968

		18,766,846

Interactive Media & Services - 1.4%
Alphabet, Inc., Class C (A)	2,004	3,678,823
Facebook, Inc., Class A (A)	2,897	748,382
Match Group, Inc. (A)	4,366	610,629

		5,037,834

Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	31,156	1,760,626

IT Services - 3.7%
Accenture PLC, Class A	12,338	2,984,809
Alliance Data Systems Corp.	10,915	738,400
Booz Allen Hamilton Holding Corp.	11,787	1,003,899
Cognizant Technology Solutions Corp., Class A	18,251	1,422,665
Gartner, Inc. (A)	9,968	1,514,239
International Business Machines Corp.	45,529	5,422,959

		13,086,971

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.2%
Polaris, Inc.	5,567	$ 649,502

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	6,099	732,917
PerkinElmer, Inc.	5,656	831,828

		1,564,745

Machinery - 1.8%
AGCO Corp.	6,034	669,171
Cummins, Inc.	18,449	4,324,814
PACCAR, Inc.	14,069	1,283,374

		6,277,359

Media - 3.8%
Charter Communications, Inc., Class A (A)	5,079	3,085,797
Comcast Corp., Class A	148,792	7,375,619
Discovery, Inc., Class A (A) (B)	30,040	1,244,257
Discovery, Inc., Class C (A)	17,064	597,752
Fox Corp., Class B (A)	31,020	927,188

		13,230,613

Metals & Mining - 1.3%
Nucor Corp.	22,052	1,074,594
Reliance Steel & Aluminum Co.	23,848	2,768,276
Steel Dynamics, Inc.	17,736	607,812

		4,450,682

Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	147,652	2,303,371
Starwood Property Trust, Inc.	63,981	1,200,284

		3,503,655

Multi-Utilities - 1.3%
Dominion Energy, Inc.	29,042	2,116,871
MDU Resources Group, Inc.	87,675	2,304,976

		4,421,847

Multiline Retail - 1.2%
Dollar General Corp.	5,290	1,029,487
Dollar Tree, Inc. (A)	7,910	804,131
Target Corp.	13,150	2,382,385

		4,216,003

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	65,878	5,612,806
ConocoPhillips	48,509	1,941,815
Exxon Mobil Corp.	28,227	1,265,699
Pioneer Natural Resources Co.	29,149	3,524,114
Targa Resources Corp.	22,054	603,618

		12,948,052

Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	60,611	3,723,334
Johnson & Johnson	67,080	10,942,760
Merck & Co., Inc.	50,665	3,904,751
Pfizer, Inc.	35,413	1,271,327

		19,842,172

Professional Services - 0.3%
FTI Consulting, Inc. (A)	8,149	896,146

Road & Rail - 1.6%
CSX Corp.	10,138	869,384
Knight-Swift Transportation Holdings, Inc.	19,144	765,760

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (continued)
Landstar System, Inc.	24,881	$ 3,468,412
Schneider National, Inc., Class B	23,685	497,385

		5,600,941

Semiconductors & Semiconductor Equipment - 5.5%
Broadcom, Inc.	5,255	2,367,378
Intel Corp.	126,541	7,024,291
Microchip Technology, Inc.	9,797	1,333,470
Micron Technology, Inc. (A)	21,075	1,649,540
NVIDIA Corp.	1,398	726,387
QUALCOMM, Inc.	15,455	2,415,307
Texas Instruments, Inc.	24,302	4,026,598

		19,542,971

Software - 1.4%
Adobe, Inc. (A)	2,780	1,275,381
Microsoft Corp.	15,644	3,628,782

		4,904,163

Specialty Retail - 3.5%
AutoNation, Inc. (A)	9,709	692,058
Home Depot, Inc.	35,231	9,541,259
Lowe’s Cos., Inc.	5,798	967,396
Tractor Supply Co.	4,182	592,757
Williams-Sonoma, Inc.	4,798	618,558

		12,412,028

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	26,405	3,484,404
HP, Inc.	91,797	2,234,339

		5,718,743

Tobacco - 2.1%
Altria Group, Inc.	86,893	3,569,564
Philip Morris International, Inc.	48,440	3,858,246

		7,427,810

Trading Companies & Distributors - 0.2%
United Rentals, Inc. (A)	3,152	765,967

Total Common Stocks (Cost $319,143,756)		348,409,169

EXCHANGE-TRADED FUND - 0.7%
U.S. Equity Fund - 0.7%
iShares Russell 1000 Value ETF	19,041	2,578,913

Total Exchange-Traded Fund (Cost $2,155,218)		2,578,913

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (C)	485,453	485,453

Total Other Investment Company (Cost $485,453)		485,453

Total Investments (Cost $321,784,427)		351,473,535
Net Other Assets (Liabilities) - 0.2%		601,729

Net Assets - 100.0%		$ 352,075,264

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$348,409,169	$—	$—	$348,409,169
Exchange-Traded Fund	2,578,913	—	—	2,578,913
Other Investment Company	485,453	—	—	485,453

Total Investments	$351,473,535	$—	$—	$351,473,535

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $475,916, collateralized by cash collateral of $485,453. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2021.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5